Note 4 - Advances for Vessels Acquisitions / Under Construction: (Details) (USD $)	1 Months Ended						1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended					0 Months Ended
	Mar. 19, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 16, 2013	Dec. 05, 2013	Jun. 24, 2011	Mar. 19, 2014 Option To Extend [Member] Hull S418 [Member]	Mar. 19, 2014 Option To Extend [Member] Hull S407 [Member]	Dec. 16, 2013 Option To Extend [Member] Vessel Two [Member]	Mar. 19, 2014 Option to Extend Year Two [Member] Hull S418 [Member]	Mar. 19, 2014 Hull S418 [Member] T	Dec. 05, 2013 Hull S418 [Member] T	Mar. 19, 2014 Hull S407 [Member] T	Feb. 14, 2014 Hull S407 [Member]	Feb. 06, 2014 Hull S407 [Member]	Dec. 16, 2013 Hull S407 [Member] T	Feb. 06, 2014 Hull S406 [Member] T	Mar. 31, 2014 Hull S406 [Member]	Mar. 19, 2014 Hull S418 and Hull S407 [Member]	Mar. 19, 2014 Hull S414 [Member] T	Mar. 19, 2014 Hull S417 [Member] T	Mar. 19, 2014 Hull S419 [Member] T	Mar. 31, 2014 Hull Nos. S407, S414, S417, S418 and S419 [Member]	Dec. 05, 2013 Vessel One [Member] T	Dec. 16, 2013 Vessel Two [Member] T	Mar. 31, 2014 Capitalized Expenses [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction: (Details) [Line Items]
Size of Vessel (in US Ton)											39,000	39,000	50,000			50,000	50,000			50,000	50,000	39,000		39,000	50,000
Vessel Acquisition Purchase Price				$ 37,000,000	$ 35,000,000							$ 35,000,000			$ 38,300,000	$ 37,000,000			$ 14,693,000	$ 10,990,000	$ 10,820,000	$ 6,830,000		$ 35,000,000	$ 37,000,000
Vessel Acquisition Deposit												7,000,000				7,400,000								7,000,000	7,400,000
Payment to Purchase of Vessel														3,500,000	7,400,000
Accounts Payable														27,400,000
Business Combination, Consideration Transferred	43,333,000
Payments to Acquire Businesses, Gross	2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	5,833,214
Share Capital Percentage																			100.00%	100.00%	100.00%	100.00%
Charter Term											3 years		2 years												2 years
Charter Rate Per Day							16,000,000	17,250,000	17,250,000	16,750,000	15,200,000		16,000,000												16,000,000
Agreement Deposit																			7,000,000
Advances For Vessels Acquisitions Under Construction		$ 33,007,000	$ 14,400,000															$ 10,900					$ 22,084			$ 23
Right to Buy Back Shares (in Shares)	2,046,342
Share Price (in Dollars per share)	$ 8.404					$ 0.01
Vessel Acquisition Deposit Percentage				20.00%																				20.00%	20.00%
Vessel Acquisition Balance On Delivery Percentage				80.00%																				80.00%	80.00%